Provisions - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Additional provisions	£ 167
Customer remediation
Disclosure of other provisions [line items]
Additional provisions	6
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions	71	£ 87
Fraud losses
Disclosure of other provisions [line items]
Additional provisions	54	£ 75
Litigation and other regulatory
Disclosure of other provisions [line items]
Additional provisions	4
Regulatory levies and fees
Disclosure of other provisions [line items]
Additional provisions	41
Regulatory levies and fees | Bank of England
Disclosure of other provisions [line items]
Additional provisions	£ 37